2. BASIS OF PREPARATION AND PRESENTATION OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2018
Basis Of Preparation And Presentation Of Financial Statements
2. BASIS OF PREPARATION AND PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
2.1	Basis of Preparation and presentation of the consolidated financial statements

2.1.1	Consolidated Financial Statements

Consolidated Financial Statements as of December 31, 2018

These consolidated financial statements of Viña Concha y Toro S.A. and subsidiaries have been prepared in accordance with International Financial Reporting Standards (IFRS), issued by the International Accounting Standards Board (IASB). These consolidated financial statements have been approved by the Board of Directors on April 25, 2019.

2.1.2	Basis of Measurement

The consolidated financial statements have been prepared on the cost basis except for the following items:

-	Hedging financial instruments are measured at fair value;

-	Financial assets at fair value through profit or loss.

-	Financial instruments through profit and loss are valued at fair value;

-	The provision for severance indemnities and seniority bonus are determined based on an actuarial calculation.

-	Agricultural produce are measured at harvest date at fair value less costs of sale (See Note 2.13).

2.1.3	Accounting Period

The Consolidated Financial Statements cover the following periods:

-	Consolidated Statements of Financial Position as of December 31, 2018, and 2017.

-	Consolidated Statements of Income for the years from January 1 through December 31, 2018, 2017 and 2016.

-	Consolidated Statements of Comprehensive Income for the years from January 1 through December 31, 2018, 2017 and 2016.

-	Consolidated Statements of Changes in Equity for the years from January 1 through December 31, 2018, 2017 and 2016.

-	Consolidated Statements of Cash Flows – Direct Method for the years from January 1 through December 31, 2018, 2017 and 2016.

2.1.4	Use of Estimates and Judgments

In preparing these consolidated financial statements, certain estimates made by the Company’s management have been used in order to quantify certain assets, liabilities, revenue, expenses and commitments which are recorded therein. These estimates are detailed in Note 3 and refer to the following:

-	The assessment of possible indicators of impairment losses on property, plant and equipment, intangible assets, goodwill and investments.

-	The estimated useful lives assigned to property, plant and equipment and intangible assets.

-	The criteria used for measuring certain assets, i.e., allowance for doubtful accounts.

-	The actuarial calculation for severance indemnity obligations.

-	The fair value of derivative contracts or other financial instruments.

-	Net realizable value and obsolescence estimates.

-	Fair value of biological assets.

-	Provision for advertising expense.

Even though these estimates have been made considering the best available information as of the date of issue of these consolidated financial statements on the events analyzed, events may occur in the future requiring their amendment (upwards or downwards) over next years, which would be made prospectively, recognizing the effect of changes in estimates in the corresponding future consolidated financial statements.

2.1.5	Classification of Balances as Current and Non-Current

In the accompanying consolidated statements of financial position, balances are classified considering their maturity dates; i.e., current balances include those maturing in a period equal to or lower than twelve months and non-current include all those balances for a period that exceeds twelve months. If there exits obligations whose maturity is lower than twelve months but whose long-term refinancing is ensured at the Company’s discretion, through loan agreements unconditionally available maturing at long-term, these could be classified as long-term liabilities.

2.1.6	New Standards adopted and Standards Issued but not yet effective

As of the date of issuance of these consolidated financial statements, standards and amendments to standards and interpretations exists whose first time mandatory application is for the periods beginning on January 1, 2018.

New Standards		Mandatory application for annual periods beginning on:
IFRS 9	Financial Instruments: Classification and Measurement	January 1, 2018
IFRS 15	Revenue from Contracts with Customers	January 1, 2018
IFRIC 22	Foreign Currency Transactions and Advance Consideration	January 1, 2018
IFRS 2	Share-based Payment: Clarifies the accounting for certain types of share-based payment transactions	January 1, 2018
IAS 40	Transfer of Investment Property	January 1, 2018

The following accounting pronouncements have been issued by the IASB, but have not yet become effective and are effective from the dates indicated below:

New Standards		Mandatory application for annual periods beginning on:
IFRS 16	Leases	January 1, 2019
IFRS 17	Insurance Contracts	January 1, 2021
New Interpretations		Mandatory application for annual periods beginning on:
IFRIC 23	Uncertainty Over Income Tax Treatments	January 1, 2019
Amendments to IFRS		Mandatory application for annual periods beginning on:
IFRS 9	Prepayment Features with Negative Compensation	January 1, 2019
IAS 19	Amendment, Curtailment or Settlement of the Plan	January 1, 2019
IFRS 3	Business Combination	January 1, 2019
IFRS 11	Joint Arrangements	January 1, 2019
IAS 12	Income tax	January 1, 2019
IAS 23	Borrowing Costs	January 1, 2019
IAS 28	Long-term interests in associates or joint ventures	January 1, 2019
IFRS 10	Consolidated Financial Statements	To be determined
IFRS 3	Definition of Business	January 1, 2020
IAS 1 and 8	Definition of Material or Materiality Considerations	January 1, 2020
Conceptual framework	Amendments to other references	January 1, 2020

The Company’s Management believes these new standards will have no significant impact on the Group’s financial statements, except for the standard IFRS 16 explained as follows:

a) New accounting pronouncements

The Company's Management is in the process of analyzing the IFRS 16 to determine whether these will have a significant impact on the consolidated financial statements. In particular we can mention the following:

IFRS 16 "Leases"

The Group is required to adopt IFRS 16 Leases from January 1, 2019. The Group has assessed the estimated impact that the initial application of IFRS 16 will have on its consolidated financial statements as described below. The actual impact of adopting the standard on January 1, 2019 may change due to the following:

- The Group has yet to complete the testing and assessment of controls on its new IT systems; and

- The new accounting policies are subject to changes until the Group presents the first financial statements that include the date of initial application.

IFRS 16 introduces a single, on-balance sheet lease accounting model for lessees. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. Recognition exemptions exist for short-term leases and leases of low-value items. The lessor accounting method remains similar to the method included in the currently effective standard, i.e., lessors continue to classify leases as financial or operating leases.

IFRS 16 supersedes the existing standards on leases, including IAS 17 Leases, IFRIC 4 Determining Whether an Arrangement Contains a Lease, SIC-15 Operating Leases—Incentives, and SIC-27 Evaluating the Substance of Transactions in the Legal Form of a Lease.

Leases in which the Group is a lessee

The Group will recognize additional assets and liabilities from its operating leases of land, warehouses, facilities, among others (see Note 23.c). The nature of the expenses related to such leases will now be modified, as the Group will recognize a depreciation expense for right-of-use assets, and an interest expense on lease liabilities.

Under the previous standard, the Group recognized expenses related to operating leases on a straight-line basis over the lease term, and recognized assets and liabilities only to the extent that a temporary difference existed between actual lease payments and the expense recognized.

The Group does not expect a significant impact on its financial leases.

Based on the currently-available information, the Group believes that, as of January 1, 2019, it will recognize lease liabilities of approximately ThCh$11,453,275. The Group does not expect that the adoption of IFRS 16 will affect its ability to comply with the covenants related to the issuance of Public Offer Bonds detailed in Note 36.

Leases in which the Group is a lessor

The Group does not expect any significant impact on its other leases in which the Group is the lessor.

Transition

The Group plans to apply IFRS 16 initially on January 1, 2019, using the modified retrospective approach. Accordingly, the cumulative effect of adopting IFRS 16 will be recognized as an adjustment to the opening balance of retained earnings as of January 1, 2019, with no restatement of comparative information.

The Group plans to apply the practical expedient in adopting the definition of a lease at the date of transition. This means that the Group will apply IFRS 16 to all contracts entered into before January 1, 2019, and classified as contracts in accordance with IAS 17 and IFRIC 4.

Other standards

The Group believes the following standards and interpretations, not yet adopted, will not have a significant impact on the consolidated financial statements:

-	IFRIC 23 Uncertainty over Income Tax Treatments.

-	Prepayment Features with Negative Compensation (Amendments to IFRS 9).

-	Long-Term Interests in Associates and Joint Ventures (Amendments to IAS 28).

-	Plan Amendment, Curtailment or Settlement (Amendments to IAS 19).

-	2015-2017 Annual Improvements Cycle to IFRSs - several standards.

-	Amendments to References to the Conceptual Framework in IFRS Standards.

-	IFRS 17 Insurance Contracts.

2.1.7       Significant Accounting Policies

The significant accounting policies are as follows:

-	Inventory. (See Note 2.8)
-	Goodwill. (See Note 2.10.1)
-	Financial assets and Property, plant and equipment. (See Note 2.12)
-	Derivative financial instruments. (See Note 2.6.6)
-	Biological assets. (See Note 2.13)
-	Employee benefits. (See Note 2.17)

2.2	Basis of Consolidation

The consolidated financial statements include assets, liabilities, profit and loss and cash flows of Viña Concha y Toro S.A. and its subsidiaries. The effects of significant transactions performed with subsidiaries have been eliminated and the related non-controlling ownership which are presented in both the consolidated statements of financial position and statements of income, by function, under item non-controlling interests, have been recognized. The accounting policies of direct and indirect subsidiaries are aligned with the Company’s accounting policies.

2.2.1	Subsidiaries

The subsidiaries are entities controlled by Viña Concha y Toro. The Company controls an entity when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The financial statements of subsidiaries are included in the consolidated financial statements from the date in which control starts through the date in which it ceases.

To account for the acquisition of subsidiaries, Viña Concha y Toro uses the acquisition method. The acquisition cost is the fair value of assets delivered, equity instruments issued and liabilities incurred or assumed at the exchange date, and other costs directly attributable to the acquisition. Identifiable assets acquired, identifiable liabilities and contingencies assumed in a business combination are measured by its fair value at the acquisition date. The excess of the acquisition cost compared to the fair value of the Company’s ownership in net identifiable assets acquired is recognized as goodwill. Whether the acquisition cost is lower than the fair value of net assets of the acquired subsidiary, the difference is directly recognized in the consolidated statement of income.

The subsidiaries, whose financial statements have been included in consolidation are the following:

		Ownership percentage
					As of
		As of December 31, 2018			December 31, 2017
Taxpayer ID	Company name	Direct	Indirect	Total	Total
85.037.900-9	Comercial Peumo Ltda.	—	100.0000%	100.0000%	100.0000%
84.712.500-4	Bodegas y Viñedos Quinta de Maipo SpA	54.3236%	45.6764%	100.0000%	100.0000%
82.117.400-7	Soc. Export.y Com. Viña Maipo SpA	—	100.0000%	100.0000%	100.0000%
85.687.300-5	Transportes Viconto Ltda.	—	100.0000%	100.0000%	100.0000%
86.326.300-K	Viña Cono Sur S.A.	—	100.0000%	100.0000%	100.0000%
0-E	Trivento Bodegas y Viñedos S.A.	—	100.0000%	100.0000%	100.0000%
0-E	Concha y Toro UK Limited	99.000%	1.0000%	100.0000%	100.0000%
0-E	Cono Sur Europe Limited	—	100.0000%	100.0000%	100.0000%
96.585.740-0	Soc. Export. y Com. Viña Canepa S.A.	—	100.0000%	100.0000%	100.0000%
96.921.850-K	Inversiones Concha y Toro SpA	100.0000%	—	100.0000%	100.0000%
99.513.110-2	Inversiones VCT Internacional SpA	35.990%	64.0100%	100.0000%	100.0000%
0-E	Finca Lunlunta S.A.	—	100.0000%	100.0000%	100.0000%
76.898.350-K	Viña Maycas del Limarí Limitada	—	100.0000%	100.0000%	100.0000%
0-E	Finca Austral S.A.	—	100.0000%	100.0000%	100.0000%
0-E	VCT Brasil Importación y Exportación Ltda.	—	100.0000%	100.0000%	100.0000%
0-E	Concha y Toro Sweden AB	—	100.0000%	100.0000%	100.0000%
0-E	Concha y Toro Finland OY	—	100.0000%	100.0000%	100.0000%
0-E	Concha y Toro Norway AS	—	100.0000%	100.0000%	100.0000%
76.048.605-1	Viña don Melchor SpA	—	100.0000%	100.0000%	100.0000%
0-E	VCT Group Of Wineries Asia Pte. Ltd.	—	100.0000%	100.0000%	100.0000%
0-E	VCT USA, Inc.	100.0000%	—	100.0000%	100.0000%
0-E	Fetzer Vineyards, Inc.	—	100.0000%	100.0000%	100.0000%
0-E	Excelsior Wine Company, LLC	—	100.0000%	100.0000%	50.0000%
0-E	Eagle Peak Estates, LLC	—	100.0000%	100.0000%	100.0000%
0-E	VCT Mexico, S. de R.L. de C.V.	—	100.0000%	100.0000%	100.0000%
0-E	VCT & DG Mexico, S.A. de C.V.	—	51.0000%	51.0000%	51.0000%
0-E	Concha y Toro Canadá Limited	—	100.0000%	100.0000%	100.0000%
76.273.678-0	Viña Cono Sur Orgánico SpA.	—	100.0000%	100.0000%	100.0000%
0-E	VCT África & Middle East Proprietary Ltd.	—	100.0000%	100.0000%	100.0000%
0-E	Gan Lu Wine Trading (Shanghai) Co. Limited	—	100.0000%	100.0000%	100.0000%
0-E	VCT Norway AS	—	100.0000%	100.0000%	100.0000%
0-E	Cono Sur France S.A.R.L	—	100.0000%	100.0000%	100.0000%
0-E	VCT Wine Retail Participacoes Ltda.	—	100.0000%	100.0000%	100.0000%
76.783.225-7	Inmobiliaria El Llano SpA	100.0000%	—	100.0000%	100.0000%
99.527.300-4	Southern Brewing Company S. A.	77.0000%	—	77.0000%	77.0000%

Non-controlling interest represents the effect in profit and loss and equity as of December 31, 2018 and 2017, of those companies which are consolidated as per the global integration method; presented as “Non-controlling interest” in the equity line of the Consolidated statement of financial position and in the line “Profit (loss) attributable to non-controlling interests”, in the accompanying consolidated statements of income.

The translation to the presentation currency of the financial statements of foreign companies using a functional currency other than the Chilean peso is performed as is indicated in 2.2.2.

Foreign currency translation differences generated by the translation to the currency used in the consolidated financial statements are recorded under “Foreign currency translation differences” in equity.

All balances and transactions between consolidated companies have been eliminated in the consolidation process.

2.2.2	Functional and Presentation Currency

The Company has determined that its functional currency is the Chilean peso and the functional currency of each of its subsidiaries has been determined by each entity based on the economic environment in which they operate. The term foreign currency is defined as any currency other than the Chilean peso.

The definition of this functional currency relates to the fact that it is the currency that reflects or represents the transactions, events and relevant underlying terms to manage the operations of Viña Concha y Toro. For such purposes, the analysis has considered such variables as: sales price of its products, relevant markets for the Company, and sources of financing, among others.

In consolidation, items in the consolidated statement of comprehensive income related to entities whose functional currency is other than the Chilean peso have been translated to Chilean pesos using the average exchange rates. Items in the consolidated statement of financial position have been translated using the exchange rates prevailing at each year-end. Exchange differences associated with the translation of net assets of these entities have been carried to equity and recorded in a translation reserve under a separate line.

The Company does not use a presentation currency other than the Parent’s functional currency for consolidation.

All information is presented in thousands of Chilean pesos (ThCh$) and has been rounded to the nearest unit value.

2.3	Operating Segments and Geographic Information

The Concha y Toro Group reports financial information by segments considering the information available to the Company’s key decision makers regarding matters which allow measuring profitability and making decisions on investments in business areas. The Board of Directors and the General Manager are considered to be the Company’s key decision-makers. The Company’s Management has determined that the Company operates in two business segments: Wines and Other.

The activities of these two operating segments consist of:

-	Wine: production, distribution and marketing of Wines under all its brands, including agricultural, oenological and packaging operations that are transversal to all products and markets in Chile, Argentina and the United States; The storage, transportation and marketing of them in the domestic market and exports, including consolidation in those countries where there is an importer, distributor or related commercial office.

-	Other: grouping of other products not specifically related to the production, distribution and marketing of Wine. This segment includes the distribution of spirits and premium beers in Chile, wine bar and tours in Pirque, and the activities related to the real estate business, among others.

The accounting policies used to determine the information of operating segments are the same as those used for the preparation of the Company’s Consolidated Financial Statements. The decision-makers use income before taxes as the segment operating measure. Such measurement excludes the operating leases, sales of waste, property, plant and equipment and products not considered in the segment “Other” as these are not directly attribute to the operating segments. The decision-makers use total assets as the measurement for the segment assets. Such measurement excludes cash and cash equivalents as those assets are not directly attributed to operating segments. The decision makers use total liabilities as the measurement of the liabilities segment. Such measurement excludes corporate debt, derivative financial instruments, deferred taxes and provisions for employee benefits, among others, whose obligations are not attributed to operating segments.

There are no intersegment transactions.

Geographic revenue is determined in accordance with the customer’s location.

Geographic non-current assets are determined in accordance with the physical location of assets.

2.4	Transactions in Foreign Currency and Inflation-adjusted Units

Transactions and balances

Transactions in foreign currencies are recorded initially, applying the applicable exchange rate at the transaction date. Balances of monetary assets and liabilities are translated at the year-end exchange rate; non-monetary items in foreign currency are measured in terms of cost and are translated using the applicable exchange rate at the transaction date. Non-monetary items in foreign currencies measured at fair value are translated using the applicable exchange rate at the date in which the fair value is determined.

Exchange rates used to translate monetary assets and liabilities, denominated in foreign currency and adjustments units at each year-end regarding the Chilean peso, are as follows:

Foreign currency	Nomenclature	As of December 31, 2018	As of December 31, 2017
UF (inflation-adjusted unit)	UF	27,565.79	26,798.14
U.S. dollar	USD	694.77	614.75
Pound sterling	GBP	882.36	832.09
Euro	EUR	794.75	739.15
Swiss franc	CHF	706.00	631.16
Australian dollar	AUD	489.17	480.31
Canadian dollar	CAD	509.62	491.05
Singapore dollar	SGD	508.36	460.11
Brazilian reais	BRL	179.59	185.64
Argentine peso	ARS	18.41	33.11
Danish krone	DKK	106.44	99.31
Norwegian krona	NOK	79.61	75.21
Chinese yuan	CNY	100.97	94.40
Swedish krona	SEK	77.48	75.20
Hong Kong dollar	HKD	88.73	78.69
South African rand	ZAR	48.40	49.78
Mexican peso	MXN	35.30	31.28
Japanese yen	JPY	6.29	5.46

2.5	Cash and Cash Equivalents

Cash and cash equivalents includes balances in cash, banks and short-term highly-liquid investments that are readily convertible to known amounts of cash and subject to insignificant risk regarding change in its value.

2.6	Financial Instruments

Financial Assets

Viña Concha y Toro S.A. and subsidiaries classify its financial assets under the following categories: amortized cost at fair value through other comprehensive income, and at fair value through profit or loss the entity’s business model to manage financial assets and the characteristics of contractual cash flows of the financial asset.

2.6.1	Financial assets at amortized cost

Financial assets at amortized cost comprise financial assets meeting the following conditions: (i) the business model under which is held is aimed at holding financial assets to obtain contractual cash flows, and (ii) the contractual terms of the financial asset generate, on specified dates, cash flows which are solely payments of principal and interests on the outstanding principal amount.

The Company’s financial assets complying with such conditions are: receivables, loans and cash equivalents.

Such assets are recorded at amortized cost, i.e., at the initial fair value less principal refunds performed, plus uncollected accrued interests estimated using the effective interest method (the discount rate that equals the estimated cash flows receivable over the expected life of the instrument with the net carrying amount of the financial asset or the financial liability).

The Company has established a policy to record impairment estimates based on the expected credit losses over the expected life of the assets.

The amount and calculation of the impairment loss estimate is measured at an amount equal to the "expected credit losses," using the simplified approach under IFRS 9, and to determine whether the portfolio is impaired the Group performs a risk assessment based on the history of its uncollectibility, in order to have sufficient prospective information for the estimate and considering other aging factors, in accordance with the policy, the Group estimates partial impairment losses based on case-by-case individual assessments. In addition, the Company has credit insurance policies for individually significant accounts receivable. Impairment losses are recorded in the statement of profit or loss by function in the period in which they are incurred. The Company believes that the amortized cost calculation records no significant differences with respect to the amount invoiced, as the transaction has no associated significant costs.

2.6.2	Financial assets at fair value through other comprehensive income

This caption comprises the financial assets meeting the following conditions: (i) The financial asset is held within a business model whose objective is to obtain contractual cash flows and subsequently sell such cash flows; and (ii) the contractual terms of the financial asset generate, on specified dates, cash flows, which are solely payments of principal and interests on the outstanding principal amount.

Fair value variations, net of tax effects, are recognized in the consolidated statement of comprehensive income until the disposal of such investments when it is fully charged to the profit or loss for the period.

2.6.3	Assets at fair value through profit or loss

A financial asset should be measured at fair value through profit or loss unless it is measured at amortized cost or at fair value through other comprehensive income.

Financial liabilities

The Company classifies its financial liabilities under the following categories: at fair value through profit or loss, trade payables, interest bearing borrowings or derivatives designated as hedging instruments. Financial liabilities include other financial liabilities, trade and other payables and trade payables due to related parties and non-current payables. They are initially recognized at fair value and subsequently measured at amortized cost calculating the effective interest rate.

The Company’s management determines the classification of its financial liabilities at initial recognition. The financial liabilities are derecognized when the obligation is paid, settled or becomes due.

2.6.4	Financial liabilities at fair value through profit or loss

The financial liabilities are classified at fair value when held for trading or designated at initial recognition at fair value through profit or loss. This category includes the derivative instruments not designated for hedge accounting.

2.6.5	Trade Payables

Trade payables balances are initially measured at fair value and subsequently measured at amortized cost.

2.6.6	Hedging derivatives

The global derivative instrument portfolio is composed of 98.7% by contracts qualifying as hedge instruments. These were subscribed by the Concha y Toro Group within the framework of the financial risk management policy to mitigate the risks associated with exchange rate fluctuations, adjustments units (UF) and interest rates fluctuations, being these currency forward contracts and interest rate swaps.

Derivatives are recorded at fair value in the consolidated statement of financial position date. If its value is positive, these are recorded under the caption “Other financial assets” when its value is negative, these are recorded within the caption “Other financial liabilities”, reflecting the change in the fair value within the consolidated statement of comprehensive income as described below, as per the type of hedge to which these correspond:

a)	Fair value hedges:

The portion of the underlying for which the risk is being hedged is measured at fair value as well as the hedging instrument, recognizing the fluctuations in the value of both, netting the effects under the same caption in the statement of income.

b)	Cash flow hedges:

Changes in the fair value of derivatives are recorded, in the portion in which these hedges are effective, in the reserve in total equity until transferred to the consolidated statement of comprehensive income netting this effect against the hedged item. The results corresponding to ineffective portion of hedges are directly recorded in the consolidated statement of income.

c)	Net investment hedges:

Net investments hedges in a foreign operation, including a hedge of a monetary item which is accounted for as a part of the net investment, are recorded as follows: gains or losses for the hedging instrument related to the effective portion of the hedge are recognized as a charge or credit to equity accounts, whereas any gain or loss related to the ineffective portion is recognized as a charge or credit to profit or loss. When disposing of the foreign operation, the accumulated amount of any gain or loss directly recognized in equity is transferred to the consolidated statement of income.

A hedge is considered as highly effective based on the application of judgment (qualitative and quantitative), when determining whether there is an economic relationship between the hedged item and the hedging instrument.

2.6.7	Embedded derivatives

The Concha y Toro Group assess the existence of embedded derivatives in financial instruments contracts and contracts for the purchase of grapes from third parties in order to determine whether their characteristics and risks are closely related to the main agreement. Should it be concluded that clauses in contracts were related to the main contract, the derivative is measured at fair value.

As of December 31, 2018 and 2017, there are no embedded derivatives for both, financial instruments contracts and contracts to purchase grapes and wine.

2.6.8	Fair value and Classification of Financial Instruments

The fair value of the different derivative financial instruments is calculated using the following procedures:

-     For derivatives quoted in an organized market, its quote price at year-end.

-      For non-negotiable derivatives in organized markets, the Group measures them using the discount of expected cash flows and generally accepted option valuation models based on market conditions, from both, spot operations and futures at year-end.

In consideration of the abovementioned procedures, Viña Concha y Toro S.A. and subsidiaries classifies its financial instruments in the following levels:

Level 1	Fair value obtained through direct reference to quoted prices with no adjustment.

Level 2	Fair value obtained through use of valuation techniques accepted in the market and based on prices, other than those indicated in Level 1, which are observable direct or indirectly as of the measuring date (adjusted prices).

Level 3	Fair value obtained through models internally developed or methodologies which use information that are not observable or with low liquidity.

2.6.9	Interest-bearing loans

All credits and loans are initially recognized at the fair value of the payment received less direct costs attributable to the transaction. Subsequently to the initial recognition these are measured at amortized cost using the effective interest rate method.

Gains and losses are recognized with a charge or credit and profit or loss when liabilities are derecognized or amortized.

2.7	Non-current assets held-for-sale

Non-current assets such as property, plant and equipment whose carrying amount will be recovered through sale and not through its ongoing use are classified as held for sale. This condition is considered as met only when the sale is highly probable and the asset is available for immediate sale in its current state and transferred to the current group.

These are included in non-current assets when the investment is intended to be disposed of in the twelve months following year-end.

These assets are measured at the lower amount between the carrying amount and the estimated sales value less the costs to sell, and are no longer depreciated from the time in which are classified as non-current assets held-for-sale.

2.8	Inventory

Raw materials, products in-process, finished products and supplies, are initially measured at cost. Subsequent to the initial recognition, these are measured at the lower of net realizable value and cost recorded initially. Inventory of wine in bulk are measured at weighted average price, determined through the absorption costing method, which implies adding to acquisition direct costs and/or grapes production costs, indirect costs incurred in the agricultural process, and direct and indirect costs in the wine production process.

Agricultural products (grapes) used as raw material are measured at fair value less costs of sale as of the harvest date (see Note 2.13 Biological Assets).

The Company and its subsidiaries have recorded impairment for obsolescence of raw materials and supplies based on technical reports and on turnover level of stocks maintained and /or from the assessment of its use in the future.

2.9	Other non-financial assets

Within the caption other non-financial assets are shown current prepayments. These include disbursements due to prepayments related to the lease of farms, insurance and advertising. These are classified in current and non-current depending on the term of their maturity.

2.10	Investments in associates

An associate is an entity in which Viña Concha y Toro has significant influence, but not a control or joint control, of its financial and operating policies. A joint venture is an arrangement in which Viña Concha y Toro has joint control whereby it has a right to the net assets of the arrangement and not rights on its assets and obligations for its liabilities. Pursuant to the equity method, the investment is initially recorded at cost including transaction costs.

The net profit or loss obtained in each year by these companies is illustrated in the consolidated statement of comprehensive income as “Share of profit (loss) of associates accounted for using the equity method.”

2.10.1	Goodwill of equity-accounted investees

Goodwill from acquisitions of associates is not amortized and at each year-end, it is estimated if there are indications of impairment which may decrease its recoverable amount to an amount lower than the net cost recorded, in which case, an impairment adjustment is made.

Goodwill is assigned to those cash generating units (CGUs) in which is expected to obtain a benefit from the business combination in which the goodwill arose. This value is added to the investment value.

2.11	Intangible Assets

2.11.1	Industrial Brand Rights

Viña Concha y Toro and its subsidiaries commercializes its products through the registration of its own trademark in the different countries. Such registration in general has a term of 10 years in most countries and can be renewed indefinitely in all cases. The main brands of the Company includes the corporate Concha y Toro brand and its emblematic brands Casillero del Diablo, Sunrise, Frontra, Sendero, Don Melchor, Amelia Terrunyo, Trio, Marqués de casa Concha, Viña Maipo, Subercaseoux, Maycas del Limarí, Palo Alto and its common brands Vitral, Carmín de Peumo, Clos de Pirque, Fressco, SBX, among others. The subsidiaries have registered the brands Cono Sur, Tocornal, Isla Negra, Bicicleta, Trivento, La Chamiza, Pampas del Sur, Eolo, Tribu, Fetzer, Bonterra, Bel Arbor, Coldwater Creek, Sanctuary, Five Rivers, Jekel, Anthony’s Hill, Eagle Peak, Valley Oacks, Pacific Bay, Full Circle, 1000 Stories, and Macnab, among others.

-	Registered in Chile.

Viña Concha y Toro has a portfolio of own industrial brands registered in Chile for a ten-year renewable period. These are valued at the brand’s historical cost of registration. This value is amortized over the term of the registered brand (ten year-renewable period).

-	Registered abroad.

The Company also registers its own brands abroad where it operates in the wine business. Usually, these registration rights have a term 10 years, in addition to others with terms of 7 and 15 years. The registration amounts are amortized in the in-force period of the related brand registration certificate pursuant to regulations of each country. These are recognized at cost net of amortization.

Viña Concha y Toro measure the related Industrial Brand Rights at its registration cost value. Disbursements made in developments of brands are recorded as operating expenses when incurred.

2.11.2	Acquired Industrial Brand Rights

Those industrial brands rights acquired in business combinations has an indefinite useful life, consequently are not amortized and are evaluated on impairment on a yearly basis.

2.11.3	Domain Rights

Domain rights correspond to the rights of use for a unique internet address to which users can access. These domains can be domestic or foreign, for which its effective period will correspond to that indicated by the law of each country, which in general is not higher than 10 years and is renewable.

2.11.4	IT Software

Licenses for IT software acquired are recorded at cost, net of amortization. These costs are amortized over their estimated useful lives.

Expenses related to the development or maintenance of IT programs are recognized as an expense when incurred.

2.11.5	Research & Development

Development expenses are recognized as intangible assets provided that can be assured its technical feasibility and to demonstrate that this can generate probable economic benefits in the future.

Research expenses are recognized as expenses when incurred. As of December 31, 2018 research expenses amounted to ThCh$1,603,136, whilst as of December 31, 2017 and 2016 this expense amounted to ThCh$1,306,407 and ThCh$1,428,710, respectively.

2.11.6	Water Rights

Water rights acquired by the Company correspond to the exploitation right of water existing in natural sources associated to agricultural land which are recorded at cost. These are recognized at its purchase value, and given that the rights are perpetual, these are not amortizable. However, the Company applies an annual impairment test regarding these water rights.

2.11.7	Easements Rights

Easements rights correspond to the amounts related to the acquisition of rights of way, between several co- owners from the area (access to allotments, aqueduct transit, and power lines), on third party land. These rights are perpetual and therefore, are not amortized but subject to “impairment test” on an annual basis, adjusting the value in case the related market value is lower, based on the last transactions performed by the Company.

2.11.8	Identification of classes of intangible assets with finite and indefinite useful lives

Description of class of intangible assets	Useful life
Domains	Finite
Industrial brands (acquired)	Indefinite
Patents, industrial brand rights, registered abroad and in Chile	Finite
Water rights	Indefinite
Easements	Indefinite
IT software	Finite

2.11.9	Minimum and maximum useful lives for amortization of intangible assets

The amortization of intangible assets with a finite useful life is calculated using the straight-line method based on their estimated useful life. This amortization is recorded in the consolidated statement of profit or loss by function under administrative expenses and cost of sales, where appropriate. The detail of useful lives of finite-lived intangible assets is as follows:

Useful life per Class of Intangible Asset	Minimum	Maximum

Patents, trademark rights	5	15
IT software	3	8
Domains	3	10

2.12	Property, Plant and Equipment

Property, plant and equipment are recognized at cost less accumulated depreciation and impairment.

The cost of property, plant and equipment items includes its acquisition price plus all the costs directly attributable to the asset location and bringing the assets to a working condition for its intended use as expected by the Company and the initial estimate of any cost of dismantling and removal of the items or of restoring the site on which these are located.

When parts of an item of property, plant and equipment have different useful lives, these are accounted for as separate items (major components) of property, plant and equipment.

Repair, maintenance and servicing expenses are expensed in profit or loss when incurred. Note that certain items of the Group’s property, plant and equipment require inspections on a regular basis. In this sense, the items subject to replacement are recognized separately from the remaining value of the existing asset and with a segregation level which allows for depreciating them in the period between the current and next repair.

2.12.1	Cost Policy on financial interests

Costs for the financing interest attributable to the acquisition or construction of assets which require a substantial period of before being ready for use or sale are also included as an item of property, plant and equipment. Capitalized financial expenses are obtained when applying a capitalization rate, which is determined using the weighted average of all costs for the entity’s interest divide by the loans in force during the period.

Financing costs incurred from the acquisition of an asset up to the date in which these are ready for use are included in the asset value as established in IAS 23.

In case that the period used for the construction of property, plant and equipment will be higher than a reasonable time, capitalization of interest will be discontinued.

2.12.2	Depreciation

Items of property, plant and equipment are depreciated on a straight-line basis through the distribution of asset’s acquisition cost less the estimated residual value between the estimated useful lives of each component.

Viña Concha y Toro and subsidiaries assesses at each annual reporting date, the existence of any asset impairment loss related to property, plant and equipment. Any reversal of the impairment loss is recorded directly in profit and loss.

The useful lives of assets are detailed as follows:

Asset	Useful life
Buildings	10 to 40
Plant and equipment	3 to 20
IT equipment	3 to 7
Facilities and fixtures (*)	5 to 30
Vehicles	6
Leased asset improvements	5 to 19
Other property, plant and equipment	3 to 20

(*) Includes the barrels used for the enological process on which a decreasing depreciation is applied throughout their useful life.

The Company depreciates its fruit producing plants following the straight-line method over the estimated useful life on the plantations of vines and subjecting the value in each year to evaluate indications of impairment. The applied useful lives are:

Useful life
Plantations	20 to 30

2.12.3	Government Grants

The Company has received the following grants from the Chilean Government:

a)	In accordance with Law on Drainage and Irrigation No. 18.450 related to the developed wine production activity. These are recognized in the caption Property, plant and equipment (see Note 14.2.d) under the capital method and deducted from the amount of constructions in progress and watering materials.

b)	In accordance with the private investment law in research and development Law No. 20.570 related to activities performed by the Research and Innovation center (CII), the Company has received Government grants for its benefit deducted in the research expenses incurred to date.

2.13	Biological Assets

The Company and subsidiaries present within current biological assets the agricultural product (grapes) derived from plantations under production which are intended to be the supply for the wine production process.

For the agricultural product (grapes) which is in the growing stage up to harvest, the costs are accumulated up to the time of harvest.

In accordance with IAS 41 and based on the results of analysis and calculation by the Company the fair value of grapes at the time of harvest approximates the book value and therefore the grapes at the point of harvest are considered to be measured at fair value less costs of sell, and then transferred to inventory.

2.14	Impairment of non-financial assets

On an annual basis, the Company assesses impairment under with the methodology established by the Company under with IAS 36. Assets on which this methodology applies, are as follows:

-	Property, plant and equipment

-	Intangible Assets

-	Investments in Associates

-	Goodwill

Assets subject to depreciation and amortization are tested for impairment, provided that at any event or changes in circumstances indicate that the carrying amounts may not be recovered. An impairment loss is recognized as the excess of carrying amount over its recoverable amount. The recoverable amount is the higher of the asset fair value less the costs to sell or value in use. In order to evaluate impairment losses, assets are grouped together into cash generating units (CGUs). Non-financial assets, other than goodwill that have been affected by an impairment loss are subject to reviews as of each year-end for any events which justifies the reversal of losses. Impairment tests are performed under the following methods indicated in IAS 36:

-	Cash flows discounted from income for groups of assets. (CGU) identified.

-	Comparison of market fair values against cash flows to determine the recoverable amount between them and then compare to the carrying amount.

2.14.1	Impairment of Property, plant and equipment,

These assets are subject to tests to determine impairment losses in order to verify whether there is any indication that the carrying amount is lower than the recoverable amount. If such an indication exists, the asset recoverable amount is estimated to determine the extent of the impairment loss, if any. In the event that the asset did not generate any cash flows which are independent from other assets, the Company determines the recoverable amount of the cash generating unit to which the asset belongs pursuant to the business segment (wines and others).

2.14.2	Impairment of intangible assets

The Company annually performs tests on its indefinite-lived intangible assets for impairment or when there is an indication that an asset could be impaired.

If the recoverable value of an asset is considered to be lower than its carrying amount, the latter is decreased to its recoverable amount.

2.14.3	Impairment of Investments in Associates

Upon application of the equity method, Viña Concha y Toro S.A. and subsidiaries determine whether it is necessary to recognize an impairment loss for the investment maintained in its associates. On an annual basis, the Company establishes if objective evidence that the investment in associates or joint ventures is exposed to impairment risk. If this is the case, the Company calculates the impairment amount as the difference between the fair value of the associate and the acquisition cost. According to IAS 36, and in the event, that the acquisition cost is higher, the difference is recognized with a charge to profit and loss.

2.14.4	Goodwill

Goodwill generated from the purchase of investments are not amortized. At December 31st of each fiscal year, or with more frequency, when indications of impairment, an impairment test is carried out; and, on the other hand, if there are indications that they may decrease their recoverable value to an amount lower than the net cost recorded, an impairment adjustment occurs.

The allocation is made to those cash-generating units that are expected to benefit from the business combination in which the goodwill acquired arose.

2.15	Lease Agreements

Lease agreements where all risks and substantial benefits are transferred are classified as finance leases.

Assets received through lease agreements, which meet the characteristics of a finance lease arrangement, are recorded as acquisition of property, plant and equipment at the lower between fair value and the present value of the future minimum lease payments.

Each lease payment is allocated between the liability and the finance charges to obtain a constant interest rate on the debt outstanding balance.

The related lease obligations, net of finance charges are included within other current and non-current financial liabilities. The interest element of the finance expenses is charged to the consolidated statement of income during the lease term to obtain a constant recurring interest rate on the liability remaining balance for each year. The asset acquired through a finance lease arrangement is depreciated over the lower of its useful life or the contract lifespan.

Contracts which do not comply with the characteristics required to be recorded as a finance lease are classified as operating leases.

Operating leases are those where the lessor holds a significant portion of the risks and rewards from the ownership of leased assets. Operating lease payments (net of any benefit received from the lesser) are charged to the consolidated statement of income or capitalized (if applicable) on a straight-line basis over the lease term.

2.16	Income and deferred tax

2.16.1	Income Tax

Viña Concha y Toro S.A. and its subsidiaries records its income tax based on the net taxable income determined under regulations established by the Chilean Income Tax Law (ITL) and in each of the countries where certain subsidiaries are based.

The income tax expense for the year for these companies is determined as the sum of the current taxes of the different companies, resulting after the application of the tax rate on taxable income for the year once the tax deductions that are allowed are applied.

Note that on September 29, 2014, Law No. 20.780 was enacted, which established a reform to the income tax system and introduced several adjustments to the local tax system.

Subsequently, in 2016, Law No. 20.899 was enacted to simplify the income tax system and amend other current tax provisions effective as of that date.

Under such laws, beginning on January 1, 2018, companies in Chile are subject to a corporate tax rate of 27%. For tax purposes related to its shareholders and/or owners, the companies are subject to Article 14 B) of the Income Tax Law, which is known as the "Partially-Integrated System."

There have also been reforms affecting our subsidiaries abroad, such as Argentina, where Law No.27.430 was passed on December 29, 2017, which reduced the income tax rate for companies and permanent establishments, from 35% to 30% from 2018 and up to December 31, 2019, and to 25% for subsequent years starting from January 1, 2020.

In addition, other reforms have been enacted affecting the Group's subsidiaries in In Argentina, Section 10, Articles No. 1 and No. 2 of Law. 27.430, the Tax Reform Law, published in the Official Gazette on December 29, 2017, establishes a one-time optional tax revaluation regime in order to facilitate an equity restructuring process through the revaluation of certain assets held by owners who are residents in Argentina. The tax revaluation regime was enacted by the Argentine tax authority through Resolution No. 4249/2018 (published on May 28, 2018).

This regulation establishes the option to apply the one-time tax revaluation of assets located in Argentina whose income generation is subject to the generation of taxable income in Argentina. This option is exercised on the assets existing as of December 31, 2017, for one time only.

Within this framework, an extraordinary tax is expected to be applied on the difference between the total amount of the revaluated property, and the tax value determined in conformity with the provisions of the Argentine Income Tax Law.

The tax rate of the extraordinary tax on the revaluation amount is based on the type of asset: 8% for real estate not classified as inventory; 15% for real estate classified as inventory; and 10% for personal property and other assets. Upon application of the option over a certain asset, all remaining assets under the same category should be revaluated. This tax is not deductible from income tax, and the profit or loss for tax purposes arising from the revaluation is not subject to income tax (although it is subject to such special tax).

On November 12, 2018, the Board of Directors of Argentine subsidiary Trivento Bodegas y Viñedos S.A. has approved managment to apply the aforementioned option, submitting an affidavit on the revaluation and making a payment on the account of the special tax on March 11, 2019. The amount made as provision for the special tax at year-end amounts to ThUS$770 (MCh$534), which are included in current taxes in the consolidated financial statements (on March 11, 2019, the Company paid 20% of such tax).

On December 22, 2017, the Tax Cuts and Jobs Act was enacted in the United States, which introduces several amendments, such as the reduction of the federal corporate tax from 34% to 21%, which is effective from January 1, 2018.

2.16.2	Deferred Taxes

Viña Concha y Toro S.A. and subsidiaries recognize deferred taxes originated by all temporary differences and other events that generate differences between the taxable and financial base of assets and liabilities in accordance with IAS 12 Income Taxes.

Differences between the accounting and tax balance of assets and liabilities generate deferred tax assets or liabilities which are calculated using the tax rates which are expected to be in force when assets and liabilities are realized.

Changes in deferred tax assets or liabilities not arising from business combinations are recognized in profit or loss or net equity in the consolidated statement of financial position based on where the originating gain or losses arise.

Deferred tax assets and fiscal credits are only recognized when it is considered probable that consolidated entities will receive sufficient future tax earnings to recover the temporary difference deductions and apply fiscal credits.

Deferred tax liabilities are recognized for all temporary differences, except those derived from the initial recognition of goodwill as well as those associated to investments in subsidiaries, associates and entities under joint control in which is possible to control its reversals and probable not to perform a revert in a predictable future.

As of the date of the consolidated statement of financial position, the unrecognized deferred tax assets are revaluated and recognized provided that is probable that future taxable gains will allow the recovering of this deferred tax asset.

In accordance with Note 2.16.1 on the Argentine subsidiary applying the tax revaluation under Law No. 27.430, the Company recorded a lower deferred tax in the consolidated financial statements which amounts to MUS$3.8 (MCh$2,598) for the increase in the tax bases of the revaluated assets, and a lower income tax for 2018 which amounts to ThUS$380 (MCh$260) for the higher tax depreciation of such assets.

2.17	Employee benefits

2.17.1	Employee vacations

Costs associated to personnel contractual benefits and related to services provided by employees during the year are charged to income in the related period.

2.17.2	Severance indemnities and seniority bonus

Management uses assumptions to determine the best estimate for these benefits. These obligations are measured using an actuarial calculation. The actuarial valuation is based on the projected unit credit method to determine the current value of obligations. Under the projected unit credit method, or the accrued benefit method pro-rated on service method, each service period is deemed as giving rise to an additional unit of benefit entitlement, on which the service cost is based (IAS 19). The assumptions used in this calculation include the pension rotation hypothesis, the mortality rate, the discount rate the expected rise in remuneration and the future permanence, among other.

Actuarial gains or losses arise from the deviations between estimates and actuality of the actuarial hypothesis behavior or in the reformulation of the established actuarial hypothesis, which are directly recorded in Other Comprehensive Income.

The Company’s policy is to make a provision for severance indemnity payments a given number of days per year and in the event of the dismissal of an employee the Company makes the severance indemnity payment established in the Law contained in the Chilean Labor Code (30 days with a limit of 11 years).

The seniority bonus is a benefit included in collective negotiations, contracts with unions and negotiating groups. The amount of the benefit is defined for one single time when employees have 10 or 15 years of seniority (depending on the employment contract) and subsequently every 5-year period.

2.18	Other Provisions

The provisions are recorded when relate to present, legal or assumed obligations, generated because of a past event which can be estimated in a reliable manner and is probable that an amount is required to pay the obligation.

2.19	Capital

The capital of Viña Concha y Toro is represented by ordinary shares of a unique series and with no par value.

2.20	Minimum Dividend

Article No. 79 of Law for Corporations in Chile establishes that, unless a different agreement is adopted in the Shareholders’ Meeting considering all shares issued, openly-held shareholders’ corporations should annually distribute as dividend in cash to their shareholders, at pro rata of their shares or considering the proportional share established in the Company’s By-Laws if preference shares exists, at least 30% of the Company’s net profit for each year, except when the Company has to absorb retained losses from prior years.

2.21	Earnings (Losses) per Share

The basic earnings (losses) per share are calculated as the quotient between the net earnings (losses) of the year attributable to the Parent Company and the weighted average number of ordinary shares of the Parent in circulation during the same year. The Company has not performed any type of operation of potential diluted effect which supposes a benefit per diluted share other than the basic benefit per share.

2.22	Statement of Cash Flows – Direct Method

For the purposes of the consolidated statement of cash flows, cash and cash equivalents relates to cash and highly-liquid short-term investments, respectively; the latter are easily convertible into cash and subject to a non-significant risk of change in its value.

The consolidated statement of cash flow gathers the cash movements performed during the year, determined by the direct method. In these consolidated statements of cash flows the following expressions are used as detailed below:

-	Cash Flows: cash or cash equivalents inflows and outflows including term investments lower than three months with large liquidity and low risk of value alterations.

-	Operating activities: activities which constitute the main source of ordinary income for the Group, as well as other activities which cannot be classified as investment or financing.

-	Investing activities: activities of acquisition or disposal by other means of non-current assets and other investments not included in cash and its equivalents.

-	Financing activities: activities which produce changes in the volume and composition of the net equity and of financial liabilities.

2.23	Revenue and expense recognition

The Company assesses and takes into account all significant events and circumstances when applying the model under IFRS 15 to its contracts with customers: (i) identifying the contract, (ii) identifying performance obligations, (iii) determining the transaction price, (iv) allocating the price, and (v) recognizing revenue.

In addition, the Company assesses the existence of incremental costs of obtaining a contract and costs directly related to compliance with a contract.

Revenue is measured based on the consideration specified in a contract with a customer. The Company recognizes revenue when it transfers control over a good or service to a customer, and is presented net of value-added tax, specific taxes, returns and discounts.

The Company's revenue is mainly derived from its main performance obligation of transferring its goods under agreements, in which the Company transfers the control and complies with its performance obligation at the same time.

2.23.1       Sale of goods and products

Local customers obtain control of goods when these are delivered and accepted at their facilities. Invoices and revenue are recognized only at the time of transfer of control of the goods. In addition, when discounts are offered, these are discounted from the transaction price.

With respect to export customers, such customers obtain control of the goods in accordance with the commercial sale terms (Incoterms 2010; CIF; FOB; DAP, DPP, FCA, EXW, and CFR), as per the Interpretation of Commercial Terms issued by the International Chamber of Commerce.

For contracts in which the Company will perform multiple revenue-generating activities (multiple element contracts), the recognition criteria consist of recognizing each separate identifiable component of the transaction, in order to reflect the essence of the transaction, or of two or more joint transactions when they are intertwined in a manner that it is not possible to assess without referencing the complete set of transactions. Viña Concha y Toro S.A. and its subsidiaries do not include in the revenue amounts to be provided to customers (distributors, supermarkets, and other direct customers) with the sole purpose of marketing the Viña Concha y Toro Group's goods, sold by them and that will be paid based on the actual advertising expenses incurred by the customers.

2.23.2       Revenue from Rendering of Services

Service revenue is recognized considering the stage of completion of transaction at the end of the reporting period provided that the outcome of the transaction can be reliably estimated. Revenue is recognized over time as the service is provided. The percentage of completion for determining the amount of revenue to be recognized is assessed based on inspections of work performed. The main services provided by the group is the bottling wine tolling and the wine tour.

2.23.3       Finance Income and Finance Costs

Finance income is recognized as soon as interests are accrued in function of the principal that is pending of payment and of the applicable interest rate.

Interest paid, accrued on loans from financial institutions and public bonds payable are used in the financing of operations, are presented as finance costs.

2.24	Dividends

Dividend income is recognized when the right to receive payment is established, and is presented as other finance income.

2.25       Environment

Concha y Toro Group presents disbursements due to environmental investments in Water Treatment Plant intended to protect the environment. The amounts of elements incorporated in facilities, machinery and equipment intended for the same purpose are considered as Property, plant and equipment.

2.26	Correction of Immaterial Differences

The Company’s audited consolidated statements of financial position as of December 31, 2017, the related consolidated statements of income, comprehensive income, and changes in equity for the years ended December 31, 2017 and 2016, and the related notes, have been corrected for immaterial differences regarding the accounting for certain deferred taxes.

In connection with the preparation of its 2018 annual financial statements, the Company identified and corrected immaterial differences related to the measurement of certain deferred taxes of non-monetary items at its Argentina subsidiary, which were previously calculated for book purposes using a currency other than the functional currency for that subsidiary in accordance with IAS 21.41. The impact to the affected financial statement items of applying the correct currency to the measurement of those deferred taxes is as follows (in thousands, except per share data):

	2017
	As previously reported	Correction	As Reported
Deferred tax liabilities	53,373,158	5,892,985	59,266,143
Total non-current liabilities	184,901,211	5,892,985	190,794,196
Total Liabilities	505,593,351	5,892,985	511,486,336
Retained earnings	455,924,169	(5,892,985)	450,031,184
Equity attributable to the owners of the Parent	548,366,807	(5,892,985)	542,473,822
Non-controlling interests	2,866,429	—	2,866,429
Total Equity	551,233,236	(5,892,985)	545,340,251
Income tax expense	13,719,788	(1,842,979)	11,876,809
Profit from continuing operations	49,990,420	1,842,979	51,833,399
Profit attributable to owners of the Parent	49,574,670	1,842,979	51,417,649
Basic and diluted earnings per share	66.36	2.47	68.83
Total other comprehensive income	52,744,879	1,842,979	49,265,445
Comprehensive income attributable to owners of the Parent	52,329,129	1,842,979	83,124,364
Comprehensive income attributable to non-controlling interest	415,750	—	415,750

	2016
	As previously reported	Correction	As Reported
Deferred tax liabilities	50,388,290	7,735,964	58,124,254
Total non-current liabilities	203,262,004	7,735,964	210,997,968
Total Liabilities	498,131,966	7,735,964	505,867,930
Retained earnings	426,521,298	(7,735,964)	418,785,334
Equity attributable to the owners of the Parent	516,209,477	(7,735,964)	508,473,513
Non-controlling interests	1,497,143	—	1,497,143
Total Equity	517,706,620	(7,735,964)	509,970,656
Income tax expense	17,542,419	(735,857)	16,806,562
Profit from continuing operations	48,529,588	735,857	49,265,445
Profit attributable to owners of the Parent	47,931,093	735,857	48,666,950
Profit	48,529,588	735,857	49,265,445
Basic and diluted earnings per share	64.16	0.99	65.15
Total other comprehensive income	48,529,588	735,857	49,265,445
Comprehensive income attributable to owners of the Parent	82,388,507	735,857	83,124,364
Comprehensive income attributable to non-controlling interest	598,495	—	598,495

For purposes of issuing the financial statements to the SEC, the Company evaluated the materiality of the differences described in the previous paragraph from a qualitative and quantitative perspective according SAB No 99. Based on such evaluation, the Company concluded that they are not material to any individual prior period, nor did they have a material effect on the trend of financial results, taking into account the requirements of SAB No. 108, “Considering the Effect of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements” (“SAB 108”). Based on the guidance of SAB No 108, the Company corrected these differences in every affected period in the 2017 and 2016 consolidated financial statements even considering that the differences were immaterial and for IFRS purposes the application of IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” was not required.